General information - Group reorganization (Details)	Jul. 22, 2015 £ / shares shares	Apr. 02, 2015 £ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Nov. 23, 2016 shares	Nov. 18, 2016 shares	Dec. 31, 2015 shares	Feb. 18, 2015 EquityInstruments
Motif BioSciences Inc
General information
Number of shares issued to shareholders | EquityInstruments								36,726,242
Ordinary shares
General information
Number of shares issued			263,519,128	195,741,528	22,863,428	71,633,248	108,601,496
Ordinary shares | AIM
General information
Number of shares issued		14,186,140
Share price | £ / shares		0.20
Ordinary shares | Subsequent placement
General information
Number of shares issued	44,000,000
Share price | £ / shares	0.50
ADS
General information
Number of shares issued					2,438,491